SCHEDULE OF WARRANTS ACTIVITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Number of Warrants, Outstanding, Beginning balance	48,972,279	49,120,917
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.12	$ 0.14
Weighted Average Remaining Contractual Life (In Years)	3 years 14 days	2 years 7 months 20 days	1 year 9 months 29 days
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 1,248,452	$ 3,013,010
Number of Warrants, Exercisable, Beginning balance	48,972,279	49,120,917
Weighted Average Exercise Price, Exercisable, Beginning balance	$ 0.12	$ 0.14
Weighted Average Remaining Contractual Life (In Years)	3 years 14 days	2 years 7 months 20 days	1 year 9 months 29 days
Aggregate Intrinsic Value, Exercisable, Beginning balance	$ 1,248,452	$ 3,013,010
Number of Warrants, Granted	16,785,714	8,500,000
Weighted Average Exercise Price, Granted	$ 0.12	$ 0.24
Weighted Average Remaining Contractual Life (In Years), Granted		4 years 18 days	4 years 2 months 8 days
Number of Warrants, Exercised	(11,097,959)	(5,439,184)
Weighted Average Exercise Price, Exercised	$ 0.07	$ 0.06
Weighted Average Remaining Contractual Life (In Years), Exercised			4 years
Number of Warrants, Cancelled/Forfeited		(4,209,456)
Weighted Average Exercise Price, Cancelled/Forfeited		$ 0.07
Number of Warrants, Outstanding, Ending balance	54,660,034	48,972,279	49,120,917
Weighted Average Exercise Price, Outstanding, Ending balance	$ 0.13	$ 0.12	$ 0.14
Aggregate Intrinsic Value, Outstanding, Ending balance	$ 319,000	$ 1,248,452	$ 3,013,010
Number of Warrants, Exercisable, Ending balance	54,660,034	48,972,279	49,120,917
Weighted Average Exercise Price, Exercisable, Ending balance	$ 0.13	$ 0.12	$ 0.14
Aggregate Intrinsic Value, Exercisable, Ending balance	$ 319,000	$ 1,248,452	$ 3,013,010